Commitments	12 Months Ended
Dec. 31, 2023
Disclosure of Commitments [Abstract]
Commitments

15.Commitments

(i)The Corporation has leased premises with third parties. The minimum committed lease payments, which include the lease liability payments shown as base rent, are approximately as follows:

	Base rent	Variable rent	Total
2024	$41,532	$38,884	$80,416
2025	55,376	51,846	107,222
2026	55,376	51,846	107,222
2027	55,376	51,846	107,222
2028	46,146	43,205	89,351
	$253,806	$237,627	$491,433

(ii)The Corporation has signed various agreements with consultants to provide services. Under the agreements, the Corporation has the following remaining commitments.

2024	$494,503

(iii)Pursuant to the terms of agreements with various other contract research organizations, the Corporation is committed for contract research services for 2024 at a cost of approximately $441,032.